Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 21, 2016
Summary of Significant Accounting Policies (Details) [Line Items]
Forward stock split, description			forward split at a ratio of 1 to 3.141 and increase the number of our authorized shares of Common Stock		Pursuant to the Merger, all of the issued and outstanding common shares of BriVision were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company.
Common stock, par value (in Dollars per share)								$ 0.001
Common stock authorized (in Shares)								360,000,000
Stock reverse split ratio			On July 25, 2023, the Company filed a Certificate of Amendment to its Articles of Incorporation authorizing a 1-for-10 reverse stock split of the issued and outstanding shares of its common stock.
Cash and cash equivalents	$ 500,069		$ 500,069		$ 85,265	$ 5,828,548
Restricted cash	620,868		$ 620,868		$ 1,306,463
Account receivable			99.76%		71.89%	33.38%
Total revenues, percentage			81.19%	79.18%
Impairment of equity investments			$ 0	$ 0	$ 0		$ 0
Labor pension fund percentage			6.00%		6.00%
Percentage of monthly contribution			6.00%		6.00%
Employee benefits amount	2,566	$ 3,302	$ 7,825	9,948	$ 13,031	$ 11,375
Employee stock-based compensation expenses	0	0	0	0
Non-employee stock-based compensation expenses	$ 817,740	$ 225,740	$ 1,409,969	$ 5,143,483
Benefit percentage			50.00%		50.00%
Restricted cash equivalents					$ 1,306,463	$ 736,667
Total revenues percentage					93.22%	46.24%
Employee stock-based compensation expenses					$ 1,241,930	$ 2,675,205
Non-employee stock-based compensation expenses					5,794,848	$ 2,631,550
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for expected credit losses			$ 113,694		$ 194,957
Board of Directors [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stock reverse split ratio			On March 12, 2019, the Board of Directors of the Company by unanimous written consent in lieu of a meeting approved to i) effect a stock reverse split at the ratio of 1-for-18 (the “Reverse Split”) of both the authorized common stock of the Company (the “Common Stock”) and the issued and outstanding Common Stock
Biokey [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Account receivable					16.62%
GenePharm, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Account receivable						37.48%